Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Employee benefits and private pension plan
Provision for post-employment benefits, opening		R$ 284,724	R$ 272,867
Expense for the year of continuing operations		15,585	11,622
Expense (revenue) for the year of discontinued operations		2,951	(6,411)
(Gain) Losses from changes in actuarial assumptions		(58,954)	24,822
Benefits paid directly by Company and its subsidiaries		(18,400)	(18,969)
Exchange rates from post employment benefits		217	793
Reclassification to liabilities held for sale	[1]	(10,404)
Provision for post-employment benefits, ending		R$ 215,719	R$ 284,724

[1]	For further information see Note 3.c.1.